INTANGIBLE ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	$ 2,055.8	$ 2,056.5
Business combinations (Note 3)	1,812.4	219.8
Amortization	(109.5)	(109.3)
Impairment	(4.2)	(51.8)
Cloud computing transition adjustment (Note 5)	13.4	0.0
Transfers and others	(1.9)	2.5
Foreign currency exchange differences	(33.5)	(117.9)
Intangible assets, end	3,796.3	2,055.8
Cost of sales
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	77.2	63.8
Research and development expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	30.6	43.6
Selling, general and administrative expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	1.7	1.9
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	2,750.7
Intangible assets, end	4,586.7	2,750.7
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(694.9)
Intangible assets, end	(790.4)	(694.9)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	1,173.2	1,085.3
Business combinations (Note 3)	1,316.8	169.0
Amortization	0.0	0.0
Impairment	0.0	0.0
Cloud computing transition adjustment (Note 5)	0.0
Transfers and others	0.0	0.0
Foreign currency exchange differences	(25.7)	(81.1)
Intangible assets, end	2,464.3	1,173.2
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	1,210.7
Intangible assets, end	2,501.8	1,210.7
Goodwill | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(37.5)
Intangible assets, end	(37.5)	(37.5)
Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	215.7	249.5
Business combinations (Note 3)	2.2	0.0
Amortization	(32.7)	(44.6)
Impairment	(4.2)	(41.4)
Cloud computing transition adjustment (Note 5)	0.0
Transfers and others	(2.1)	5.3
Foreign currency exchange differences	(0.1)	(1.7)
Intangible assets, end	234.4	215.7
Capitalized development costs | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	433.6
Intangible assets, end	480.9	433.6
Capitalized development costs | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(217.9)
Intangible assets, end	(246.5)	(217.9)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	297.5	312.0
Business combinations (Note 3)	323.7	47.9
Amortization	(40.7)	(29.7)
Impairment	0.0	(9.3)
Cloud computing transition adjustment (Note 5)	0.0
Transfers and others	(0.1)	(0.9)
Foreign currency exchange differences	(5.4)	(22.5)
Intangible assets, end	575.0	297.5
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	482.6
Intangible assets, end	794.7	482.6
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(185.1)
Intangible assets, end	(219.7)	(185.1)
Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	279.4	308.7
Business combinations (Note 3)	0.0	0.0
Amortization	(16.0)	(17.6)
Impairment	0.0	0.0
Cloud computing transition adjustment (Note 5)	0.0
Transfers and others	(0.1)	(0.9)
Foreign currency exchange differences	(0.5)	(10.8)
Intangible assets, end	262.8	279.4
Licenses | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	313.6
Intangible assets, end	312.8	313.6
Licenses | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(34.2)
Intangible assets, end	(50.0)	(34.2)
Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	71.5	78.9
Business combinations (Note 3)	169.7	2.9
Amortization	(18.3)	(14.7)
Impairment	0.0	0.0
Cloud computing transition adjustment (Note 5)	13.4
Transfers and others	0.4	(1.4)
Foreign currency exchange differences	(1.2)	(1.1)
Intangible assets, end	243.7	71.5
Technology, software and ERP | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	257.8
Intangible assets, end	445.4	257.8
Technology, software and ERP | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(186.3)
Intangible assets, end	(201.7)	(186.3)
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	18.5	22.1
Business combinations (Note 3)	0.0	0.0
Amortization	(1.8)	(2.7)
Impairment	0.0	(1.1)
Cloud computing transition adjustment (Note 5)	0.0
Transfers and others	0.0	0.4
Foreign currency exchange differences	(0.6)	(0.7)
Intangible assets, end	16.1	18.5
Other intangible assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	52.4
Intangible assets, end	51.1	52.4
Other intangible assets | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(33.9)
Intangible assets, end	(35.0)	(33.9)
Additions – internal development
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	90.6	55.5
Additions – internal development | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – internal development | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	55.6	48.6
Additions – internal development | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – internal development | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – internal development | Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	35.0	6.9
Additions – internal development | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	$ 0.0	0.0
Additions – acquired separately
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions		0.5
Additions – acquired separately | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions		0.0
Additions – acquired separately | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions		0.0
Additions – acquired separately | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions		0.0
Additions – acquired separately | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions		0.0
Additions – acquired separately | Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions		0.0
Additions – acquired separately | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions		$ 0.5